Subsequent events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

17.    Subsequent events

On April 16, 2024, QIC released the remaining $12.0 million of the $30.0 million investment to FCG upon the establishment of the employee retention and attraction incentive program. These funds can be used by FCG to fund its operations and growth and cannot be used to satisfy the commitments of other segments.

Subsequent to March 31, 2024, Infinite Acquisitions has loaned an additional $0.2 million to the Company pursuant to the revolving credit arrangement.

On May 10, 2024, shareholders owning Earnout Shares were notified of the Earnout Shares earned and forfeited for the 2023 performance awards, based on the issued Annual Report in the Form 10-K. 187,500 and 312,500 Earnout Shares in the form of Class A Common Stock were earned and forfeited, respectively. 7,312,500 and 12,187,500 Earnout Shares in the form of Class B Common Stock were earned and forfeited, respectively.

22.    Subsequent events

Following the Closing of the Business Combination through December 31, 2023, Infinite Acquisitions loaned the Company $6.8 million pursuant to its existing $10.0 million revolving credit arrangement. Subsequent to December 31, 2023, Infinite Acquisitions has loaned an additional $4.8 million to the Company pursuant to the revolving credit arrangement through April 26, 2024. The revolving credit arrangement is subject to an annual fixed interest rate of 2.75% and matures in December 2026.

In April 2024, the Predecessor entered into a term loan agreement with Katmandu Ventures, LLC (“Katmandu Ventures”), a greater than 10% shareholder of the Company, pursuant to which Katmandu Ventures made a loan to the Predecessor in the principal amount of approximately $7.2 million, and a term loan agreement with Universal Kat Holdings, LLC (“Universal Kat”), pursuant to which Universal Kat has made a loan to the Predecessor in the principal amount of approximately $1.3 million. Such term loans bear interest at a rate of 8.88% per annum, payable quarterly in arrears, and will mature on March 31, 2025. Approximately $5.4 million of the proceeds of the term loans was used to repay a portion of the outstanding loans under the Infinite Acquisitions revolving credit arrangement.

On March 27, 2024, the Company received a formal complaint related to breach of a contract with Guggenheim Securities. Guggenheim Securities claims that the Company owes transaction fees and expenses of $9,556,512.70, in addition to anticipatory repudiation of an additional $1,500,000.00. The Company anticipates payment of the full amount to Guggenheim Securities and has accrued the entire $11.1 million as of December 31, 2023.

On April 16, 2024, QIC released the remaining $12.0 million of the $30.0 million investment to FCG upon the establishment of the employee retention and attraction incentive program. These funds can be used by FCG to fund its operations and growth and cannot be used to satisfy the commitments of other segments.

On March 7, 2024, Sierra Parima’s Katmandu Park in Punta Cana, Dominican Republic (“Katmandu Park”) was closed to visitors. The closure follows financial, operational, and infrastructure challenges at the Katmandu Park and a recent shift in the Company’s strategic focus. As of December 31, 2023 the Company fully impaired its investment in Sierra Parima. See Note 8 — Investments and advances to equity method investments.